Employees - Summary of Movements in Irrecoverable Surplus (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,569	€ 2,993
Currency retranslations	186	(63)
Net defined benefit liability (asset)	2,401	2,569
United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,866	2,879
Currency retranslations	44	(99)
Net defined benefit liability (asset)	1,429	1,866
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,609	1,162
Currency retranslations	0	0
Net defined benefit liability (asset)	1,483	1,609
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(906)	(1,048)
Currency retranslations	142	36
Net defined benefit liability (asset)	(511)	(906)
Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(234)	(50)
Interest income	(7)	2
Change in irrecoverable surplus in excess of interest	(6)	(184)
Currency retranslations	(8)	(2)
Net defined benefit liability (asset)	(255)	(234)
Irrecoverable surplus | United Kingdom
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslations	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable surplus | The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Change in irrecoverable surplus in excess of interest	0	0
Currency retranslations	0	0
Net defined benefit liability (asset)	0	0
Irrecoverable surplus | Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(234)	(50)
Interest income	(7)	2
Change in irrecoverable surplus in excess of interest	(6)	(184)
Currency retranslations	(8)	(2)
Net defined benefit liability (asset)	€ (255)	€ (234)